Interest Receivable (Interest Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	$ 4,063	$ 4,997
Total Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	3,509	4,181
Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	$ 554	$ 816